Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ (301,786)
Impairment	35,000
Balance	(289,615)	$ (301,786)
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(870,966)	(836,155)
Additions	75,202	35,930
Change in estimate of decomissioning liability	(3,870)	5,427
Disposals	(9,348)	(6,546)
Transfers	0	0
Balance	(932,950)	(870,966)
Accumulated depreciation, amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance	569,180	531,040
Depletion, depreciation and amortization	46,074	41,433
Disposals	6,919	3,293
Impairment	35,000
Balance	643,335	569,180
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(97,107)
Balance	(77,759)	(97,107)
Plant and equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(300,545)	(269,669)
Additions	4,137	5,180
Change in estimate of decomissioning liability	(3,870)	5,427
Disposals	(8,033)	(4,514)
Transfers	20,414	24,783
Balance	(313,193)	(300,545)
Plant and equipment | Accumulated depreciation, amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance	203,438	166,946
Depletion, depreciation and amortization	29,327	27,475
Disposals	6,919	3,293
Transfers		12,310
Impairment	9,588
Balance	235,434	203,438
Mining properties
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(113,660)
Balance	(95,260)	(113,660)
Mining properties | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(479,402)	(447,075)
Additions	16,830	6,348
Change in estimate of decomissioning liability	0	0
Disposals	0	0
Transfers	2,345	25,979
Balance	(498,577)	(479,402)
Mining properties | Accumulated depreciation, amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance	365,742	351,053
Depletion, depreciation and amortization	16,747	13,958
Disposals	0	0
Transfers		731
Impairment	20,828
Balance	403,317	365,742
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(52,461)
Balance	(71,775)	(52,461)
Assets under construction | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(52,461)	(50,152)
Additions	36,825	13,218
Change in estimate of decomissioning liability	0	0
Disposals	(3)
Transfers	(17,508)	(10,909)
Balance	(71,775)	(52,461)
Assets under construction | Accumulated depreciation, amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0
Depletion, depreciation and amortization	0	0
Disposals	0	0
Impairment	0
Balance	0	0
Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(38,558)
Impairment	35,000
Balance	(44,821)	(38,558)
Exploration and evaluation assets | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(38,558)	(69,259)
Additions	17,410	11,184
Change in estimate of decomissioning liability	0	0
Disposals	(1,312)	(2,032)
Transfers	(5,251)	(39,853)
Balance	(49,405)	(38,558)
Exploration and evaluation assets | Accumulated depreciation, amortization
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0	13,041
Depletion, depreciation and amortization	0	0
Disposals	0	0
Transfers		(13,041)
Impairment	4,584
Balance	$ 4,584	$ 0